PUBLIC OFFERING	12 Months Ended
Dec. 31, 2023
PUBLIC OFFERING
PUBLIC OFFERING

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 50,000,000 Public Shares, which includes the full exercise by the underwriters of their option to purchase an additional 5,000,000 shares, at a price of $10.00 per Public Share (see Note 7).